UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

____________________ to ____________________
Date of Report (Date of earliest event reported) ____________________
Commission File Number of securitizer: ____________________
Central Index Key Number of securitizer: ____________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

__X__ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ____0001013454____

SCG 2026-PALM Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____N/A____

Central Index Key Number of underwriter (if applicable): ____N/A____

Helaine M. Kaplan, (212) 250-5270
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated June 24, 2026, of Ernst & Young LLP, obtained by the depositor, which report sets forth the findings and conclusions, as applicable, of Ernst & Young LLP with respect to certain agreed-upon procedures performed by Ernst & Young LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)

Date: June 24, 2026

/s/ Helaine Kaplan

By: Helaine Kaplan, Managing Director
(senior officer in charge of securitization of the depositor)

/s/ Robert-Christopher Jones

By: Robert-Christopher Jones, Managing Director
(senior officer in charge of securitization of the depositor)

SCG 2026-PALM – ABS 15G

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated June 24, 2026, of Ernst & Young LLP.